Segment Reporting (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Segment Reporting [Abstract]
Number of reportable segment	1	1
Total assets	$ 7,597	$ 4,658	$ 3,513